Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Large Cap Value Fund (Class A) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Class A) | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Value Fund (Class A) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund (Class A) | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Value Fund (Class A) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Class A) | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Class A) | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Class A) | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Class A) | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Class A) | ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Large Cap Value Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Value Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Large Cap Value Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Large Cap Value Fund (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Value Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Large Cap Value Fund (Class A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Value Fund (Class A) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Value Fund (Class A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Value Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Value Fund (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Large Cap Value Fund (Class A) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Value Fund (Advisor Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Advisor Class) | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Value Fund (Advisor Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund (Advisor Class) | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Value Fund (Advisor Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Advisor Class) | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Advisor Class) | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Advisor Class) | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Advisor Class) | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Advisor Class) | ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Advisor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Large Cap Value Fund (Advisor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Value Fund (Advisor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Large Cap Value Fund (Advisor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Large Cap Value Fund (Advisor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Value Fund (Advisor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Large Cap Value Fund (Advisor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Value Fund (Advisor Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Value Fund (Advisor Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Value Fund (Advisor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Value Fund (Advisor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Advisor Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Large Cap Value Fund (Advisor Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Value Fund (Class C) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Class C) | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Value Fund (Class C) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund (Class C) | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Value Fund (Class C) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Class C) | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Class C) | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Class C) | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Class C) | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Class C) | ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Large Cap Value Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Value Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Large Cap Value Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Large Cap Value Fund (Class C) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Value Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Large Cap Value Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Value Fund (Class C) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Value Fund (Class C) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Value Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Value Fund (Class C) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Class C) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Large Cap Value Fund (Class C) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Value Fund (Institutional Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Institutional Class) | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Value Fund (Institutional Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund (Institutional Class) | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Value Fund (Institutional Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Institutional Class) | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Institutional Class) | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Institutional Class) | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Institutional Class) | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Institutional Class) | ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Large Cap Value Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Value Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Large Cap Value Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Large Cap Value Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Value Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Large Cap Value Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Value Fund (Institutional Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Value Fund (Institutional Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Value Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Value Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Large Cap Value Fund (Institutional Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Value Fund (Institutional 2 Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Institutional 2 Class) | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Value Fund (Institutional 2 Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund (Institutional 2 Class) | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Value Fund (Institutional 2 Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Institutional 2 Class) | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund (Institutional 2 Class) | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Institutional 2 Class) | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund (Institutional 2 Class) | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Institutional 2 Class) | ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund (Institutional 2 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Large Cap Value Fund (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Value Fund (Institutional 2 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Large Cap Value Fund (Institutional 2 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Large Cap Value Fund (Institutional 2 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Value Fund (Institutional 2 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Large Cap Value Fund (Institutional 2 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Value Fund (Institutional 2 Class) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Value Fund (Institutional 2 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Value Fund (Institutional 2 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Value Fund (Institutional 2 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Large Cap Value Fund (Institutional 2 Class) | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Large Cap Value Fund Institutional 3 Class | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund Institutional 3 Class | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Large Cap Value Fund Institutional 3 Class | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Large Cap Value Fund Institutional 3 Class | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Large Cap Value Fund Institutional 3 Class | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund Institutional 3 Class | Chubb Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Large Cap Value Fund Institutional 3 Class | Linde PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund Institutional 3 Class | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Large Cap Value Fund Institutional 3 Class | EOG Resources Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund Institutional 3 Class | ConocoPhillips Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Large Cap Value Fund Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Columbia Large Cap Value Fund Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Large Cap Value Fund Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Large Cap Value Fund Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Large Cap Value Fund Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Large Cap Value Fund Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Large Cap Value Fund Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Columbia Large Cap Value Fund Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Large Cap Value Fund Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Large Cap Value Fund Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Large Cap Value Fund Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Large Cap Value Fund Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Columbia Large Cap Value Fund Institutional 3 Class | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%